UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number: __
This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Archon Partners LLC
Address:         152 W. 57th Street
                 New York, NY 10019

13F File Number: 28-13368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christine Olenchalk
Title:   Chief Financial Officer
Phone:   (212) 484-3109


Signature, Place, and Time of Signing:

/s/ Christine Olenchalk               New York, NY              April 28, 2009
-----------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

Other Managers Reporting for this Manager:     none

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   38

Form 13F Information Table Value Total:              147,410
                                                 (thousands)

List of Other Included Managers:                         N/A


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

                                TITLE OF              VALUE    SHARE/PRN   SHARE/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP      (X$1000)    AMOUNT     PRN    CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE

AKAMAI TECHNOLOGIES INC CMN       COM    00971T101     1,983     102,200     SH             sole              102,200   0       0
AMAZON.COM INC CMN                COM    023135106     7,197      98,000     SH             sole               98,000   0       0
AMGEN INC. CMN                    COM    031162100     3,466      70,000     SH             sole               70,000   0       0
ANGLOGOLD ASHANTI
  LIMITED SPONSORED ADR CMN       COM    035128206     2,059      56,000     SH             sole               56,000   0       0
APPLE, INC. CMN                   COM    037833100     2,239      21,300     SH             sole               21,300   0       0
BMC SOFTWARE INC CMN              COM    055921100     2,145      65,000     SH             sole               65,000   0       0
BRISTOL-MYERS SQUIBB
  COMPANY CMN                     COM    110122108     3,792     173,000     SH             sole              173,000   0       0
CF INDUSTRIES HOLDINGS, INC.
  CMN                             COM    125269100       249       3,500     SH             sole                3,500   0       0
CME GROUP INC. CMN CLASS A        COM    12572Q105     4,435      18,000     SH             sole               18,000   0       0
GARMIN LTD. CMN                   COM    G37260109     1,124      53,000     SH             sole               53,000   0       0
INTUIT INC CMN                    COM    461202103     1,785      66,100     SH             sole               66,100   0       0
ISHARES LEHMAN BARCLAYS TIPS
  BOND FUND                       ETF    464287176       226       2,200     SH             sole                2,200   0       0
JACOBS ENGINEERING GRP CMN        COM    469814107     1,678      43,400     SH             sole               43,400   0       0
KOHL'S CORP (WISCONSIN) CMN       COM    500255104     4,769     112,700     SH             sole              112,700   0       0
MCCORMICK & CO NON VTG
  SHRS CMN                        COM    579780206     2,099      71,000     SH             sole               71,000   0       0
MEDCO HEALTH
  SOLUTIONS, INC. CMN             COM    58405U102     2,067      50,000     SH             sole               50,000   0       0
MONSANTO COMPANY CMN              COM    61166W101     4,155      50,000     SH             sole               50,000   0       0
MORGAN STANLEY CMN                COM    617446448     4,017     176,400     SH             sole              176,400   0       0
NATIONAL OILWELL VARCO, INC.
  COMMON STOCK  CMN               COM    637071101     1,436      50,000     SH             sole               50,000   0       0
NORTHERN TRUST CORP CMN           COM    665859104     2,064      34,500     SH             sole               34,500   0       0
O'REILLY AUTOMOTIVE CMN           COM    686091109     1,926      55,000     SH             sole               55,000   0       0
PETROLEO BRASILEIRO S.A. -
  PET*ROBRAS SPONSORED ADR CMN    COM    71654V408     2,742      90,000     SH             sole               90,000   0       0
PFIZER INC. CMN                   COM    717081103     4,059     298,000     SH             sole              298,000   0       0
PHILIP MORRIS INTL INC CMN        COM    718172109     3,558     100,000     SH             sole              100,000   0       0
POTASH CORP. OF
  SASKATCHEWAN CMN                COM    73755L107     2,263      28,000     SH             sole               28,000   0       0
POWERSHARES QQQ TRUST MUTUAL
  FUND INDEX TRACKING STOCK       ETF    73935A104     7,883     260,000     SH             sole              260,000   0       0
REPUBLIC SERVICES INC CMN         COM    760759100     1,715     100,000     SH             sole              100,000   0       0
RESEARCH IN MOTION LIMITED CMN    COM    760975102     1,780      41,300     SH             sole               41,300   0       0
SPDR GOLD TRUST ETF               ETF    78463V107     2,745      30,400     SH             sole               30,400   0       0
STANDARD & POORS DEP RCPTS SPDR   ETF    78462F103    51,688     650,000     SH             sole              650,000   0       0
STEMCELLS INC CMN                 COM    85857R105        58      34,500     SH             sole               34,500   0       0
SYBASE INC CMN                    COM    871130100     1,920      63,400     SH             sole               63,400   0       0
SYNGENTA AG SPONSORED ADR CMN     COM    87160A100     2,058      51,300     SH             sole               51,300   0       0
TERRA INDUSTRIES INC CMN          COM    880915103       295      10,500     SH             sole               10,500   0       0
UNITED STATES OIL FUND LP ETF     ETF    91232N108     2,408      82,900     SH             sole               82,900   0       0
UNITEDHEALTH GROUP
  INCORPORATE*D CMN               COM    91324P102     1,256      60,000     SH             sole               60,000   0       0
VISA INC. CMN CLASS A             COM    92826C839     4,214      75,800     SH             sole               75,800   0       0
YAHOO! INC CMN                    COM    984332106     1,857     145,000     SH             sole              145,000   0       0

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